Vessels, Drilling Rigs, Drillships, Machinery and Equipment	6 Months Ended
Jun. 30, 2013
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels, Drilling Rigs, Drillships, Machinery And Equipment
7. Vessels, Drilling Rigs, Drillships, Machinery and Equipment:

The amounts in the accompanying consolidated balance sheets are analyzed as follows: Vessels:

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	$2,562,411	$(502,841)	$2,059,570
Additions/transfers from vessels under construction	310,047	-	310,047
Depreciation	-	(58,784)	(58,784)
Balance, June 30, 2013	$2,872,458	$(561,625)	$2,310,833

Drilling rigs, drillships, machinery and equipment:

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	$5,021,508	$(574,778)	$4,446,730
Additions	84,714	-	$84,714
Depreciation	-	(108,637)	(108,637)
Balance, June 30, 2013	$5,106,222	$(683,415)	$4,422,807

As of June 30, 2013, all of the Company's operating vessels, drilling rigs and drillships, except the vessel Saldhana, have been pledged as collateral to secure the bank loans and Ocean Rig's 6.5% senior secured notes (Note 9).